Frontier Caravan Emerging Markets Fund
Frontier Caravan Emerging Markets Fund
Investment Objective
The investment objective of the Frontier Caravan Emerging Markets Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Frontier Caravan Emerging Markets Fund - USD ($)	Institutional Class Shares	Service Class Shares
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	(2.00%)
Redemption Fee	$ (15.00)	$ (15.00)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Frontier Caravan Emerging Markets Fund		Institutional Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.70%	0.70%
Distribution and Service (12b-1) Fees		none	none
Component1 Other Expenses	[1]	none	0.15%
Component2 Other Expenses	[1]	1.30%	1.30%
Other Expenses (as a percentage of Assets):		1.30%	1.45%
Expenses (as a percentage of Assets)		2.00%	2.15%
Fee Waiver or Reimbursement	[2]	(1.20%)	(1.20%)
Net Expenses (as a percentage of Assets)		0.80%	0.95%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (“AFFE”) and extraordinary expenses) do not exceed 0.80% and 0.95% of the Fund’s average daily net assets attributable to the Institutional Class and Service Class shares, respectively. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the date of the waiver or expense payment if such reimbursement will not cause the Fund’s expense ratio to exceed the lesser of: (a) the expense limitation in place at the time of the waiver and/or expense payment; or (b) the expense limitation in place at the time of the recoupment. The expense cap/reimbursement agreement will continue in effect until October 31, 2021 and may be terminated only by, or with the consent of, the Board of Directors of the Company.

Example
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense cap agreement described above.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Frontier Caravan Emerging Markets Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Institutional Class Shares	82	387
Service Class Shares	97	434

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  As the Fund had not yet commenced operations as of the date of this Prospectus, there is no portfolio turnover information to provide at this time.

Principal Investment Strategy
Under normal market conditions, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of emerging market companies.  The Fund invests primarily in common stocks, preferred stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

Caravan Capital Management, LLC, the Fund’s subadviser (“Caravan”), defines emerging markets as those countries included in the MSCI Emerging Markets Index.  As of July 31, 2019, emerging markets in this index include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates.  The countries that comprise emerging markets may change from time to time as the index is reconstituted.  The Fund may invest up to 20% of its net assets in companies located in markets other than emerging markets.  For example, the Fund may invest in companies located in frontier markets that Caravan expects may graduate to emerging market status through inclusion in the MSCI Emerging Markets Index in the near future.  Caravan defines frontier markets as those countries included in the MSCI Frontier Markets Index.

The Fund may invest in companies of any size.  The Fund will concentrate its investments in the banking industry.  As a result, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry.

While the Fund does not focus in securities of any individual country as part of its principal investment strategy, the Fund is expected to have significant investments in the securities of companies operating in China.  Issuers operating in China represent a large segment of the MSCI Emerging Markets Index and as such, may represent a significant weight in the Fund’s portfolio.

Caravan generally will sell a security when, among other items, it is no longer included in the MSCI Emerging Markets Index, or as part of the country weight and stock rebalancing process.

Principal Investment Risks
Market Risks.  The Fund’s investments are subject to market risk, which may cause the value of the Fund’s investments to decline.  If the value of the Fund’s investments goes down, the share price of the Fund will go down, and you may lose money.  Volatility in share price is an inherent characteristic of equity markets.  Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region.  Market volatility may have adverse effects on the Fund.

Common Stocks Risks.  Common stocks held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund’s share price.

Emerging Markets Risks.  Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights than more developed foreign markets.  Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default.  Emerging market securities also tend to be less liquid than securities in more developed markets.
Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, differences in financial reporting standards and securities market regulation, and imposition of foreign withholding taxes.

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China Industry Risk.  The Fund may have significant investments in companies located in China.  Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Currency Risks.  The value of the Fund’s foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Depositary Receipts Risks.  The risks of depositary receipts (including ADRs and GDRs) include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio manager to produce the desired results.

Sector Weightings Risk.  To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below.  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector.  If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Concentration Risk.  By concentrating its assets in the banking industry, the Fund is subject to the risk that economic, business, political or other conditions that have a negative effect on the banking industry will negatively impact the Fund to a greater extent than if the Fund’s assets were diversified across different industries.  The banking industry can be affected by global and local economic conditions, such as the levels and liquidity of the global and local financial and asset markets, the absolute and relative level and volatility of interest rates and equity prices, investor sentiment, inflation, and the availability and cost of credit.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Large Capitalization Risks.  Large-cap companies perform differently from, and at times and for extended periods of time worse than, stocks of mid- and small-cap companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges.

Small- and Medium-Capitalization Companies Risk.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and may be more susceptible to market pressures and business failures.  Stocks of small- and medium-sized companies may underperform the stocks of larger companies as an asset class.

New Fund Risks.  As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size.
Frontier Markets Risks.  Investments in frontier markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets.  Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging markets countries are magnified in frontier market countries.  Frontier market economies can be subject to greater social, economic, regulatory, and political uncertainties.  Adverse government policies, taxation, restrictions on foreign investment and on currency convertibility and repatriation, currency fluctuations and other developments in laws and regulations of frontier countries in which Fund investments may be made, including expropriation, nationalism and other confiscation, could result in loss.

Preferred Stock Risk.  Preferred stock is a class of a capital stock that typically pays dividends at a specified rate.  Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer.  The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Cash and Cash Equivalents Risk.  To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective.  This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Liquidity Risks.  Liquidity risk is the risk that certain securities may be difficult or impossible to sell the quantity or sell at the time and price that Caravan would like to sell.  Caravan may have to lower the price, sell other securities instead or forego an investment opportunity.

Cybersecurity Risks.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached.  The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
Performance information for the Fund is not included because the Fund only recently commenced operations.